AQUISITIONS	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about business combination [abstract]
AQUISITIONS [text block]

4. AQUISITIONS

In June 2018, the Company completed the acquisition of all of the issued and outstanding shares of Devon Resources SARL (Devon), a corporation incorporated under the laws of the Congo, for total consideration comprising:

a)	The issuance by the Company of 1,000,000 common shares of the Company valued at Cdn$100,000
b)	The payment of $75,000 in cash
c)	The payment of $190,000 in satisfaction of an outstanding loan provided by Devon to the Company.

Also in June 2018, the Company completed the acquisition of all of the issued and outstanding shares of Navarro Resources SARL (Navarro), a corporation incorporated under the laws of the Congo, for a total purchase price of $300,000, paid for by the settlement of a $300,000 loan provided by the Company to Navarro.

Both acquisitions have been treated as a purchase of assets for accounting purposes as the requirements for business combinations under IFRS 3 Business Combination had not been met.